Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits [Abstract]
Schedule of employee benefits
Employee benefit expenses (including the directors) comprise:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Wages and salaries	15,006	6,077	3,722
Social security costs	3,147	818	512
Other pension costs	526	90	52
Share-based payment charge	10,466	2,074	711
Total employee benefit expenses	29,145	9,059	4,997

Schedule of average number of employees by group
The average number of persons employed by the Group (including the directors) during the period, was as follows:

	2021	2020	2019
	Number	Number	Number
Research and development	151	61	31
Management and operations	24	13	12
	175	74	43